Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/26	$20	$24,899

Arizona — 0.5%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	25	31,066

California — 12.6%
El Camino Community College District GO, 0.00%, 08/01/26(a)	50	44,745
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 06/01/30 (Call 06/01/26)	30	37,082
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/26	25	31,443
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/26	25	30,917
San Diego Unified School District/CA GO, Series A, 0.00%, 07/01/26(a)	50	44,825
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	35	44,037
State of California Department of Water Resources RB, 5.00%, 12/01/27 (Call 12/01/26)	100	126,886
State of California GO
5.00%, 11/01/26	100	125,735
5.00%, 08/01/30 (Call 08/01/26)	15	18,438
Series C, 5.00%, 08/01/27 (Call 08/01/26)	150	186,945
University of California RB, Series AM, 5.00%, 05/15/26 (Call 05/15/24)	105	124,833

		815,886

Connecticut — 1.4%
State of Connecticut GO, 5.00%, 09/15/26	50	61,274
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/28 (Call 09/01/26)	25	30,435

		91,709

Delaware — 1.5%
State of Delaware GO, 5.00%, 02/01/26	80	98,540

District of Columbia — 0.9%
District of Columbia GO, Series B, 5.00%, 06/01/26 (Call 06/01/25)	50	60,514

Florida — 4.4%
Orange County School Board COP, 5.00%, 08/01/26	50	61,758
School District of Broward County/FL COP, Series B, 5.00%, 07/01/26	25	30,732
State of Florida GO, 5.00%, 06/01/26 (Call 06/01/24)	40	47,165
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/26	115	142,991

		282,646

Georgia — 0.5%
State of Georgia GO, Series F, 5.00%, 01/01/26	25	30,786

Hawaii — 1.8%
City & County of Honolulu HI GO, Series B, 5.00%, 10/01/26 (Call 10/01/25)	75	91,210
State of Hawaii GO, Series EY, 5.00%, 10/01/26 (Call 10/01/25)	20	24,322

		115,532

Illinois — 2.8%
Chicago O’Hare International Airport RB, 5.00%, 01/01/26	55	66,708
State of Illinois GO, Series D, 5.00%, 11/01/26	100	112,580

		179,288

Security	Par (000)	Value

Indiana — 0.5%
Indiana Finance Authority RB, Series E, 5.00%, 02/01/26	$25	$30,706

Louisiana — 0.5%
State of Louisiana GO, 5.00%, 09/01/26	25	30,972

Maryland — 4.3%
County of Montgomery MD GO, 4.00%, 12/01/26 (Call 12/01/24)	25	28,414
State of Maryland Department of Transportation RB, 5.00%, 10/01/28 (Call 10/01/26)	100	123,828
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/27 (Call 06/01/26)	100	123,787

		276,029

Massachusetts — 1.5%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	70,520
Commonwealth of Massachusetts GOL, Series B, 5.00%, 01/01/26	20	24,518

		95,038

Michigan — 1.0%
Michigan State Building Authority RB, Series I, 5.00%, 10/15/30 (Call 10/15/26)	55	66,917

Minnesota — 1.7%
State of Minnesota GO, Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	112,850

Mississippi — 0.7%
State of Mississippi GO, 5.00%, 10/01/26	35	43,545

Missouri — 0.5%
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	25	30,175

Nevada — 3.5%
County of Clark NV GOL, Series B, 5.00%, 11/01/27 (Call 11/01/26)	100	124,192
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	105,256

		229,448

New Jersey — 3.7%
New Jersey Economic Development Authority RB, Series AAA, 5.00%, 06/15/26	100	117,111
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	94,541
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	28,994

		240,646

New York — 11.9%
City of New York NY GO
5.00%, 08/01/26	100	124,343
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	62,084
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	25	31,051
Metropolitan Transportation Authority RB, Series B3B, 5.00%, 11/15/30 (Call 11/15/26)	130	159,997
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series F-1, 5.00%, 02/01/30 (Call 02/01/26)	40	48,562
New York State Dormitory Authority RB
5.00%, 03/15/29 (Call 09/15/26)	50	61,853
Series A, 5.00%, 02/15/29 (Call 08/15/26)	35	43,117
Series D, 5.00%, 02/15/28 (Call 08/15/26)	95	117,525
New York State Environmental Facilities Corp. RB, Series E, 5.00%, 06/15/26	50	62,742
New York State Urban Development Corp. RB
4.00%, 03/15/26	20	23,374
5.00%, 03/15/30 (Call 03/15/26)	30	36,365

		771,013

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2026 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 4.8%
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	$100	$121,933
State of North Carolina GO, Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	185,067

		307,000

Ohio — 0.4%
City of Columbus OH GO, 4.00%, 08/15/26 (Call 08/15/25)	20	23,054

Pennsylvania — 3.0%
Commonwealth of Pennsylvania GO, 5.00%, 09/15/26	155	190,884

Tennessee — 1.6%
County of Montgomery TN GO, 5.00%, 04/01/26	25	30,893
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	60	74,215

		105,108

Texas — 14.6%
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/29 (Call 10/01/26)	100	123,108
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/26 (Call 02/01/24)	25	28,907
Crowley Independent School District GO, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	54,163
Dallas Area Rapid Transit RB, 5.00%, 12/01/26	25	31,155
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	93,088
Lower Colorado River Authority RB, Series B, 5.00%, 05/15/26 (Call 05/15/25)	25	29,853
North East Independent School District/TX GO, 4.00%, 08/01/30 (Call 08/01/26) (PSF)	150	171,465
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	25	30,481
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	55	66,474
State of Texas GO
5.00%, 08/01/27 (Call 08/01/26)	95	117,254
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	121,740
Texas A&M University RB, Series C, 5.00%, 05/15/26	60	74,171

		941,859

Utah — 1.3%
State of Utah GO, 5.00%, 07/01/26	70	87,143

Virginia — 6.1%
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	30	37,087

Security	Par/ Shares (000)	Value

Virginia (continued)
County of Arlington VA GO
5.00%, 08/15/26	$35	$43,691
Series A, 5.00%, 08/15/30 (Call 08/15/26)	160	197,902
Virginia Commonwealth Transportation Board RB, 5.00%, 05/15/26 (Call 05/15/24)	100	117,707

		396,387

Washington — 2.9%
State of Washington GO
5.00%, 08/01/28 (Call 08/01/26)	125	153,979
Series C, 5.00%, 02/01/26	25	30,724

		184,703

West Virginia — 1.4%
State of West Virginia GO, Series A, 0.00%, 11/01/26 (NPFGC)(a)	100	89,276

Wisconsin — 4.9%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	35	43,542
State of Wisconsin GO, 5.00%, 11/01/26 (Call 05/01/25)	85	102,448
State of Wisconsin RB, Series B, 5.00%, 05/01/28 (Call 05/01/26)	100	122,488
Wisconsin Department of Transportation RB, 5.00%, 07/01/26 (Call 07/01/25)	40	48,461

		316,939

Total Municipal Debt Obligations — 97.6% (Cost: $6,160,585)		6,300,558

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Liquidity Funds: MuniCash, 1.27%(b)(c)	83	83,415

Total Short-Term Investments — 1.3% (Cost: $83,410)		83,415

Total Investments in Securities — 98.9% (Cost: $6,243,995)		6,383,973

Other Assets, Less Liabilities — 1.1%		73,277

Net Assets — 100.0%		$6,457,250

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/02/19 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Liquidity Funds: MuniCash	—		83	83	$83,415	$480	$(135)	$5

(a)	The Fund commenced operations on April 02, 2019.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2026 Term Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$6,300,558	$—	$6,300,558
Money Market Funds	83,415	—	—	83,415

	$83,415	$6,300,558	$—	$6,383,973

Portfolio Abbreviations — Fixed Income

COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
SAW	State Aid Withholding

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